Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Joint Arrangements
Schedule of joint operations

The company’s material joint operations as at December 31 are set out below:

		Country of
		Incorporation and
		Principal Place of	Ownership %	Ownership %
Material Joint Operations	Principal Activity	Business	2025	2024
Oil Sands
Operated by Suncor:
Syncrude	Oil sands development	Canada	58.74	58.74
Exploration and Production
Operated by Suncor:
Terra Nova	Oil and gas production	Canada	48.00	48.00
Non-operated:
Hibernia and the Hibernia South Extension Unit	Oil and gas production	Canada	19.48-20.00	19.48-20.00
Hebron	Oil and gas production	Canada	21.03	21.03
White Rose and the White Rose Extensions	Oil and gas production	Canada	38.625-40.00	38.625-40.00

Schedule of joint ventures and associates

The company does not have any joint ventures or associates that are considered individually material. Summarized aggregate financial information of the joint ventures and associates, which are all included in the company’s Refining and Marketing operations and Corporate segment, are shown below:

	Joint ventures		Associates
($ millions)	2025	2024	2025	2024
Net earnings	68	55	4	6
Total comprehensive earnings	68	55	4	6
Carrying amount as at December 31	200	138	34	65